Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease cost

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating lease cost	$91,463	$187,315	$465,124	$562,660
Short-term lease costs	206	—	206	150
Variable lease costs	—	—	—	—
Sublease income	(10,753)	(10,440)	(32,051)	(39,476)
Total lease costs	$80,916	$176,875	$433,279	$523,334

	Years Ended December 31,
	2023	2022
Operating lease cost	$749,975	$760,743
Short-term lease costs	150	3,527
Variable lease costs	—	—
Sublease income	(49,916)	(123,386)
Total	$800,041	$640,884

Schedule of future minimum lease payment

Total
2025	$316,523
2026	305,811
2027	269,432
2028	85,834
2029	—
Thereafter	—
Total future minimum lease payments	$977,600
Less imputed interest	(110,607)
Total	$866,993
Current lease liability	$260,024
Non-current lease liability	606,969
Total	$866,993

Total
2024	$736,185
2025	719,604
2026	732,061
2027	694,040
2028	471,735
Thereafter	-
Total future minimum lease payments	3,353,625
Less imputed interest	(589,536)
Total	$2,764,089

Current lease liability	$522,764
Noncurrent lease liability	2,241,324
Total	$2,764,089

Schedule of future minimum sublease payments

Years ending December 31,
2024	$42,804
2025	7,169
2026	-
Total future minimum lease payments	$49,973